Discontinued Operations - Schedule of Sale of the Subsidiary (Details) - Subsidiary [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Sale of the Subsidiary [Line Items]
Fair value of the consideration	$ 10,000,000
Net asset of the disposed asset	(15,166,042)
Loss on sale before reclassification of foreign currency translation reserve	(5,166,042)
Reclassification of foreign currency translation reserve	(4,027,694)
Loss on disposal of discontinued operations	(9,193,736)
Carrying amount of the investment cost of the disposed assets:
Cash	8,695,890
Trade receivables	2,335,650
Other current assets	97,966
Investment property-net	6,390,022
Other long-term assets	2,890,967
Total assets	20,410,495
Short-term loan	(1,087,154)
Tax payables	(2,775,363)
Other liabilities	(1,381,936)
Total liabilities	(5,244,453)
Net assets	$ 15,166,042